Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2015	2014
	(In thousands)
Deferred tax assets
Loan loss reserves	$43,749	$48,505
REO reserves	11,213	13,680
Asset purchase tax basis difference (net)	5,973	8,812
Delinquent accrued interest	3,069	4,767
FDIC loss share guarantee receivable	7,803	1,800
Other, net	3,891	4,749
Total deferred tax assets	75,698	82,313
Deferred tax liabilities
Federal Home Loan Bank stock dividends	24,135	32,810
Valuation adjustment on available-for-sale securities	205	12,032
Loan origination costs	13,875	13,002
Depreciation	25,934	22,021
Total deferred tax liabilities	64,149	79,865
Net deferred tax asset	11,549	2,448
Current tax asset	2,964	14,067
Net tax asset	$14,513	$16,515

Schedule of effective income tax rate reconciliation
A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2015	2014	2013
Statutory income tax rate	35%	35%	35%
State income tax	2	2	2
Other differences	(1)	(1)	(2)
Effective income tax rate	36%	36%	35%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes (benefit) are summarized as follows:

	2015	2014	2013
	(In thousands)
Federal:
Current	$79,841	$70,797	$66,756
Deferred	3,244	10,591	10,355
	83,085	81,388	77,111
State:
Current	$6,636	$4,987	$5,213
Deferred	(518)	1,189	787
	6,118	6,176	6,000
Total
Current	86,477	75,784	71,969
Deferred	2,726	11,780	11,142
	$89,203	$87,564	$83,111